SIX CIRCLES® TRUST

Six Circles Tax Aware Bond Fund

Supplement dated August 21, 2020

to the Summary Prospectus and Prospectus dated May 19, 2020

Effective August 31, 2020, Wendy Casetta is removed as a portfolio manager to the Six Circles Tax Aware Bond Fund (the “Fund”) and Nicholos Venditti is added. Accordingly, as of August 31, 2020, the portfolio manager information for WellsCap for the Fund in the “Risk/Return Summary — Management — Sub-Advisers” section of the Summary Prospectus and Prospectus is hereby deleted in its entirety and replaced with the following:

WellsCap

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Robert Miller	Inception	Senior Portfolio Manager
Terry Goode	Inception	Senior Portfolio Manager
Nicholos Venditti	2020	Senior Portfolio Manager

In addition, effective August 31, 2020, the ”The Funds’ Management and Administration — The Portfolio Managers — Sub-Advisers and Sub-Sub-Advisers — Tax Aware Bond Fund — WellsCap — Portfolio Managers” section of the Prospectus is hereby deleted in its entirety and replaced by the following:

Portfolio Managers:

Robert Miller, Terry Goode and Nicholos Venditti will serve as portfolio managers to the Tax Aware Bond Fund.

Mr. Miller joined Wells Capital Management in 2008, where he currently serves as a Senior Portfolio Manager with the Municipal Fixed-Income team.

Mr. Goode joined Wells Capital Management in 2002, where he currently serves as a Senior Portfolio Manager and a former Leader of the Tax-Exempt Research team.

Mr. Venditti joined Wells Capital Management in 2020, where he currently serves as a Senior Portfolio Manager with the Municipal Fixed-Income team. Before joining Wells Capital Management in 2020, he spent 10 years at Thornburg Investment Management, most recently as a senior portfolio manager and head of the Municipal Bond Group.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUS AND PROSPECTUS FOR FUTURE REFERENCE

SUPP-6C-2020-5

SIX CIRCLES® TRUST

Six Circles Tax Aware Bond Fund

Supplement dated August 21, 2020

to the Statement of Additional Information dated May 19, 2020

Effective August 31, 2020, the information for WellsCap in the first table and second table with respect to the Six Circles Tax Aware Bond Fund (the “Fund”) in the “Portfolio Managers — Portfolio Managers’ Other Accounts Managed — Sub-Advisers and Sub-Sub-Advisers” section is hereby deleted and replaced with the following:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Tax Aware Bond Fund WellsCap
Robert Miller	8	14,333,940	—	—	7	2,260,480
Terry Goode	10	11,413,640	1	5,590	1	229,610
Nicholos Venditti*	—	—	—	—	—	—

*	As of August 21, 2020

Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles			Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Tax Aware Bond Fund WellsCap
Robert Miller	—	—	—	—	—	—
Terry Goode	—	—	—	—	—	—
Nicholos Venditti*	—	—	—	—	—	—

*	As of August 21, 2020

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

SUPP-6C-2020-6